Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Details of Income Taxes as Reported

Year Ended December 31, 2019	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(7.4)	$(31.8)	$23.7	$36.7	$48.1	$(10.0)	$25.5	$6.9
Deferred	(77.1)	(23.5)	71.7	(125.6)	(53.5)	40.6	(23.6)	(8.6)
Deferred Investment Tax Credits	5.5	(1.2)	—	(0.5)	(3.6)	—	(2.4)	(1.4)
Total Federal	(79.0)	(56.5)	95.4	(89.4)	(9.0)	30.6	(0.5)	(3.1)

State and Local:
Current	4.4	2.9	2.4	12.0	(2.4)	1.1	0.2	0.8
Deferred	59.3	—	19.6	(0.6)	0.8	3.2	5.4	(2.4)
Deferred Investment Tax Credits	2.4	—	—	—	—	—	2.4	—
Total State and Local	66.1	2.9	22.0	11.4	(1.6)	4.3	8.0	(1.6)

Income Tax Expense (Benefit)	$(12.9)	$(53.6)	$117.4	$(78.0)	$(10.6)	$34.9	$7.5	$(4.7)

Year Ended December 31, 2018	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(31.7)	$37.0	$(14.2)	$(31.9)	$60.9	$55.6	$35.6	$18.3
Deferred	112.8	(16.4)	82.3	(24.6)	(44.1)	(36.9)	(34.7)	(0.5)
Deferred Investment Tax Credits	9.2	(1.5)	—	0.1	(4.7)	—	(2.0)	(1.4)
Total Federal	90.3	19.1	68.1	(56.4)	12.1	18.7	(1.1)	16.4

State and Local:
Current	30.8	1.8	(0.6)	3.7	15.8	4.6	(0.2)	2.3
Deferred	(8.5)	(0.1)	16.6	7.8	1.2	0.7	3.6	1.7
Deferred Investment Tax Credits	2.7	—	—	—	—	—	2.7	—
Total State and Local	25.0	1.7	16.0	11.5	17.0	5.3	6.1	4.0

Income Tax Expense (Benefit)	$115.3	$20.8	$84.1	$(44.9)	$29.1	$24.0	$5.0	$20.4

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(4.0)	$(85.7)	$(130.4)	$15.3	$(106.5)	$11.2	$(77.1)	$(30.1)
Deferred	856.6	63.3	254.8	166.9	202.1	141.3	122.7	84.8
Deferred Investment Tax Credits	48.6	(1.6)	—	(0.1)	(4.7)	—	(1.6)	(1.4)
Total Federal	901.2	(24.0)	124.4	182.1	90.9	152.5	44.0	53.3

State and Local:
Current	16.0	0.6	1.1	(1.4)	(8.1)	0.2	(0.2)	(0.9)
Deferred	44.9	—	16.7	4.6	(1.4)	6.6	2.0	(4.3)
Deferred Investment Tax Credits	7.6	—	—	—	—	—	4.3	—
Total State and Local	68.5	0.6	17.8	3.2	(9.5)	6.8	6.1	(5.2)

Income Tax Expense (Benefit)	$969.7	$(23.4)	$142.2	$185.3	$81.4	$159.3	$50.1	$48.1

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

AEP	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$1,919.8	$1,931.3	$1,928.9
Less: Equity Earnings – Dolet Hills	(3.0)	(2.7)	—
Income Tax Expense (Benefit)	(12.9)	115.3	969.7
Pretax Income	$1,903.9	$2,043.9	$2,898.6

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$399.8	$429.2	$1,014.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	23.1	24.4	60.2
Investment Tax Credit Amortization	(13.0)	(20.2)	(18.8)
Production Tax Credits	(59.0)	(10.3)	—
State and Local Income Taxes, Net	52.2	19.7	54.7
Removal Costs	(20.7)	(19.8)	(32.7)
AFUDC	(37.1)	(29.4)	(37.4)
Valuation Allowance	—	—	(1.8)
Tax Reform Adjustments	—	(10.9)	(26.7)
Tax Adjustments	—	—	(35.8)
Tax Reform Excess ADIT Reversal	(353.2)	(257.2)	—
Other	(5.0)	(10.2)	(6.5)
Income Tax Expense (Benefit)	$(12.9)	$115.3	$969.7

Effective Income Tax Rate	(0.7)%	5.6%	33.5%

AEP Texas	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$178.3	$211.3	$310.5
Income Tax Expense (Benefit)	(53.6)	20.8	(23.4)
Pretax Income	$124.7	$232.1	$287.1

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$26.2	$48.7	$100.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	1.0	1.4	(0.5)
Investment Tax Credit Amortization	(1.2)	(2.3)	(1.5)
State and Local Income Taxes, Net	2.3	1.3	0.4
AFUDC	(3.2)	(4.2)	(3.9)
Parent Company Loss Benefit	(4.6)	(3.1)	—
Tax Reform Adjustments	—	(11.0)	(117.4)
Tax Adjustments	—	—	(4.2)
Tax Reform Excess ADIT Reversal	(73.4)	(11.8)	—
Other	(0.7)	1.8	3.2
Income Tax Expense (Benefit)	$(53.6)	$20.8	$(23.4)

Effective Income Tax Rate	(43.0)%	9.0%	(8.2)%

AEPTCo	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$439.7	$315.9	$270.7
Income Tax Expense	117.4	84.1	142.2
Pretax Income	$557.1	$400.0	$412.9

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$117.0	$84.0	$144.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
AFUDC	(17.7)	(14.1)	(17.0)
State and Local Income Taxes, Net	17.4	12.6	13.1
Tax Reform Adjustments	—	—	0.6
Other	0.7	1.6	1.0
Income Tax Expense	$117.4	$84.1	$142.2

Effective Income Tax Rate	21.1%	21.0%	34.4%

APCo	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$306.3	$367.8	$331.3
Income Tax Expense (Benefit)	(78.0)	(44.9)	185.3
Pretax Income	$228.3	$322.9	$516.6

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$47.9	$67.8	$180.8
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	11.7	8.5	18.0
State and Local Income Taxes, Net	9.0	9.1	3.5
Removal Costs	(6.1)	(9.6)	(12.4)
AFUDC	(5.2)	(4.3)	(5.0)
Parent Company Loss Benefit	(3.8)	(3.4)	(0.2)
Tax Reform Adjustments	—	0.1	4.3
Tax Reform Excess ADIT Reversal	(130.4)	(108.5)	—
Other	(1.1)	(4.6)	(3.7)
Income Tax Expense (Benefit)	$(78.0)	$(44.9)	$185.3

Effective Income Tax Rate	(34.2)%	(13.9)%	35.9%

I&M	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$269.4	$261.3	$186.7
Income Tax Expense (Benefit)	(10.6)	29.1	81.4
Pretax Income	$258.8	$290.4	$268.1

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$54.3	$61.0	$93.8
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6.3	(0.7)	11.4
Investment Tax Credit Amortization	(3.6)	(4.7)	(4.7)
State and Local Income Taxes, Net	(1.2)	13.4	(1.0)
Removal Costs	(11.5)	(8.0)	(13.3)
AFUDC	(4.1)	(2.5)	(5.6)
Parent Company Loss Benefit	(4.8)	(2.3)	—
Tax Adjustments	—	—	2.7
Tax Reform Adjustments	—	—	(2.9)
Tax Reform Excess ADIT Reversal	(42.5)	(25.8)	—
Other	(3.5)	(1.3)	1.0
Income Tax Expense (Benefit)	$(10.6)	$29.1	$81.4

Effective Income Tax Rate	(4.1)%	10.0%	30.4%

OPCo	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$297.1	$325.5	$323.9
Income Tax Expense	34.9	24.0	159.3
Pretax Income	$332.0	$349.5	$483.2

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$69.7	$73.4	$169.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	(1.7)	2.6	7.6
State and Local Income Taxes, Net	3.4	4.2	4.4
AFUDC	(3.8)	(2.1)	(2.2)
Tax Reform Adjustments	—	—	(14.4)
Tax Reform Excess ADIT Reversal	(27.3)	(51.0)	—
Parent Company Loss Benefit	(4.9)	(5.5)	(0.2)
Other	(0.5)	2.4	(5.0)
Income Tax Expense	$34.9	$24.0	$159.3

Effective Income Tax Rate	10.5%	6.9%	33.0%

PSO	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$137.6	$83.2	$72.0
Income Tax Expense	7.5	5.0	50.1
Pretax Income	$145.1	$88.2	$122.1

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$30.5	$18.5	$42.7
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.5	1.0	0.3
Investment Tax Credit Amortization	(0.5)	(1.7)	(1.6)
Parent Company Loss Benefit	(2.5)	(1.4)	—
State and Local Income Taxes, Net	6.3	4.8	4.0
Tax Reform Adjustments	—	—	2.8
Tax Reform Excess ADIT Reversal	(24.5)	(15.5)	—
Other	(2.3)	(0.7)	1.9
Income Tax Expense	$7.5	$5.0	$50.1

Effective Income Tax Rate	5.2%	5.7%	41.0%

SWEPCo	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$162.2	$152.2	$137.5
Less: Equity Earnings – Dolet Hills	(3.0)	(2.7)	—
Income Tax Expense (Benefit)	(4.7)	20.4	48.1
Pretax Income	$154.5	$169.9	$185.6

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$32.4	$35.7	$65.0
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	1.9	3.4	1.9
Depletion	(3.6)	(3.2)	(5.7)
State and Local Income Taxes, Net	(1.3)	3.2	(2.3)
AFUDC	(1.4)	(1.3)	(0.9)
Tax Adjustments	—	—	(9.9)
Tax Reform Adjustments	—	—	(0.4)
Tax Reform Excess ADIT Reversal	(29.9)	(16.0)	—
Other	(2.8)	(1.4)	0.4
Income Tax Expense (Benefit)	$(4.7)	$20.4	$48.1

Effective Income Tax Rate	(3.0)%	12.0%	25.9%

Reconciliation of Significant Temporary Differences

AEP	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$3,246.1	$2,750.8
Deferred Tax Liabilities	(10,834.3)	(9,837.3)
Net Deferred Tax Liabilities	$(7,588.2)	$(7,086.5)

Property Related Temporary Differences	$(6,602.9)	$(6,224.8)
Amounts Due to Customers for Future Income Taxes	1,173.5	1,329.7
Deferred State Income Taxes	(1,112.4)	(1,072.5)
Securitized Assets	(178.7)	(186.6)
Regulatory Assets	(371.1)	(454.1)
Accrued Nuclear Decommissioning	(557.4)	(453.7)
Net Operating Loss Carryforward	77.6	78.3
Tax Credit Carryforward	247.2	113.7
Operating Lease Liability	182.6	—
Investment in Partnership	(446.6)	(300.5)
All Other, Net	—	84.0
Net Deferred Tax Liabilities	$(7,588.2)	$(7,086.5)

AEP Texas	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$220.0	$208.1
Deferred Tax Liabilities	(1,185.4)	(1,121.2)
Net Deferred Tax Liabilities	$(965.4)	$(913.1)

Property Related Temporary Differences	$(973.5)	$(836.3)
Amounts Due to Customers for Future Income Taxes	126.7	141.2
Deferred State Income Taxes	(27.5)	(27.7)
Regulatory Assets	(51.2)	(53.9)
Securitized Transition Assets	(124.3)	(134.7)
Deferred Revenues	19.9	4.6
Operating Lease Liability	17.2	—
All Other, Net	47.3	(6.3)
Net Deferred Tax Liabilities	$(965.4)	$(913.1)

AEPTCo	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$162.9	$142.9
Deferred Tax Liabilities	(980.7)	(847.3)
Net Deferred Tax Liabilities	$(817.8)	$(704.4)

Property Related Temporary Differences	$(847.1)	$(755.0)
Amounts Due to Customers for Future Income Taxes	119.9	121.3
Deferred State Income Taxes	(86.1)	(71.6)
Net Operating Loss Carryforward	12.3	13.4
All Other, Net	(16.8)	(12.5)
Net Deferred Tax Liabilities	$(817.8)	$(704.4)

APCo	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$486.2	$475.2
Deferred Tax Liabilities	(2,167.0)	(2,101.0)
Net Deferred Tax Liabilities	$(1,680.8)	$(1,625.8)

Property Related Temporary Differences	$(1,420.0)	$(1,393.6)
Amounts Due to Customers for Future Income Taxes	222.8	268.0
Deferred State Income Taxes	(320.9)	(324.1)
Regulatory Assets	(71.0)	(73.8)
Securitized Assets	(49.3)	(54.3)
Operating Lease Liability	16.5	—
All Other, Net	(58.9)	(48.0)
Net Deferred Tax Liabilities	$(1,680.8)	$(1,625.8)

I&M	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$970.5	$771.6
Deferred Tax Liabilities	(1,950.2)	(1,719.6)
Net Deferred Tax Liabilities	$(979.7)	$(948.0)

Property Related Temporary Differences	$(430.7)	$(445.0)
Amounts Due to Customers for Future Income Taxes	169.6	186.2
Deferred State Income Taxes	(194.4)	(183.9)
Accrued Nuclear Decommissioning	(557.4)	(453.7)
Regulatory Assets	(26.9)	(31.9)
Net Operating Loss Carryforward	—	0.2
Operating Lease Liability	61.9	—
All Other, Net	(1.8)	(19.9)
Net Deferred Tax Liabilities	$(979.7)	$(948.0)

OPCo	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$202.3	$209.0
Deferred Tax Liabilities	(1,051.6)	(972.3)
Net Deferred Tax Liabilities	$(849.3)	$(763.3)

Property Related Temporary Differences	$(890.8)	$(826.9)
Amounts Due to Customers for Future Income Taxes	130.2	137.0
Deferred State Income Taxes	(35.5)	(32.9)
Regulatory Assets	(48.0)	(55.0)
Operating Lease Liability	18.3	—
All Other, Net	(23.5)	14.5
Net Deferred Tax Liabilities	$(849.3)	$(763.3)

PSO	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$257.4	$229.6
Deferred Tax Liabilities	(885.7)	(837.4)
Net Deferred Tax Liabilities	$(628.3)	$(607.8)

Property Related Temporary Differences	$(627.6)	$(609.4)
Amounts Due to Customers for Future Income Taxes	127.2	138.9
Deferred State Income Taxes	(100.4)	(135.6)
Regulatory Assets	(44.6)	(32.3)
Net Operating Loss Carryforward	10.2	16.4
All Other, Net	6.9	14.2
Net Deferred Tax Liabilities	$(628.3)	$(607.8)

SWEPCo	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$359.6	$317.4
Deferred Tax Liabilities	(1,300.5)	(1,220.2)
Net Deferred Tax Liabilities	$(940.9)	$(902.8)

Property Related Temporary Differences	$(947.6)	$(913.3)
Amounts Due to Customers for Future Income Taxes	169.8	183.4
Deferred State Income Taxes	(200.3)	(193.6)
Regulatory Assets	(30.2)	(30.8)
Net Operating Loss Carryforward	38.2	36.2
All Other, Net	29.2	15.3
Net Deferred Tax Liabilities	$(940.9)	$(902.8)

State Net Income Tax Operating Loss Carryforwards

		State Net Income
		Tax Operating
		Loss	Years of
Company	State/Municipality	Carryforward	Expiration
		(in millions)
AEP	Arkansas	$102.5	2020	-	2024
AEP	Kentucky	144.9	2030	-	2037
AEP	Louisiana	541.0	2025	-	2039
AEP	Oklahoma	544.1	2034	-	2037
AEP	Tennessee	29.0	2028	-	2034
AEP	Virginia	22.6	2030	-	2037
AEP	West Virginia	16.1	2029	-	2037
AEP	Ohio Municipal	414.1	2020	-	2024
AEPTCo	Oklahoma	269.4	2034	-	2037
AEPTCo	Ohio Municipal	37.3	2020	-	2023
I&M	West Virginia	2.0	2031	-	2037
PSO	Oklahoma	240.5	2034	-	2037
SWEPCo	Arkansas	101.7	2021	-	2024
SWEPCo	Louisiana	528.1	2032	-	2037

Summary of Tax Credit Carryforwards

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in millions)
AEP	$247.2	$239.6	$36.7	$—
AEP Texas	1.4	1.3	—	—
AEPTCo	0.2	0.1	—	—
APCo	4.9	2.3	—	—
I&M	13.9	13.7	—	—
OPCo	5.1	1.7	—	—
PSO	1.1	1.1	36.7	—
SWEPCo	1.9	1.8	—	—

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2019	$14.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)
Increase – Tax Positions Taken During a Prior Period	8.8	1.5	—	—	—	1.6	—	0.8
Decrease – Tax Positions Taken During a Prior Period	(2.1)	(0.7)	—	—	(0.7)	—	—	—
Increase – Tax Positions Taken During the Current Year	2.8	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2019	$24.1	$—	$—	$—	$2.5	$8.5	$—	$—

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2018	$86.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)
Increase – Tax Positions Taken During a Prior Period	0.1	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	—	—	—	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(71.0)	—	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(1.1)	—	—	—	—	—	—	—
Balance as of December 31, 2018	$14.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2017	$98.8	$6.5	$—	$—	$3.8	$6.9	$0.1	$1.3
Increase – Tax Positions Taken During a Prior Period	4.5	2.0	—	—	0.2	—	0.1	1.7
Decrease – Tax Positions Taken During a Prior Period	(28.0)	(12.3)	—	—	(0.5)	—	(0.9)	(5.4)
Increase – Tax Positions Taken During the Current Year	3.4	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	7.9	3.0	—	—	(0.3)	—	0.7	1.6
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2017	$86.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2019	2018	2017
	(in millions)
AEP	$20.3	$11.6	$10.5
AEP Texas	—	(0.7)	(0.5)
AEPTCo	—	—	—
APCo	—	—	—
I&M	2.0	2.6	2.1
OPCo	6.7	5.4	4.5
PSO	—	—	—
SWEPCo	—	(0.6)	(0.5)